Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	State Street Institutional Investment Trust
Prospectus Date	rr_ProspectusDate	May 07, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
STATE STREET INCOME FUND
(SSASX)
(the “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUS
AND SUMMARY PROSPECTUS, EACH DATED MAY 7, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, the Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.

State Street Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
STATE STREET INCOME FUND
(SSASX)
(the “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUS
AND SUMMARY PROSPECTUS, EACH DATED MAY 7, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, the Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.